Employee Benefit Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Benefit Plans
Contribution by group	$ 22,350,656	$ 20,413,820	$ 17,727,125